SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Raw materials	$ 11,839	$ 10,459
Work-in-process	3,168	3,759
Finished goods	1,407	4,770
Total inventories	$ 16,414	$ 18,988